REDEEMABLE NON-CONTROLLING INTEREST (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Dec. 31, 2012
Redeemable Non Controlling Interest Details [Abstract]
Percentage of Banca Romaneasca's ordinary shares subject to put/call arrangements with EBRD		10.21%
Consideration Amount For Acquisition From Ifc Of Finansbank Ordinary Shares	$ 343
Percentage Of Aquisition Of Finansbank Ordinary Shares From Ifc	5.00%